Stock-Based Compensation - Stock option plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares Underlying Options
Outstanding at beginning	8,247,340
Retroactive application of reverse recapitalization	(1,967,440)
Granted	29,420
Forfeited	(203,970)
Exercised	(1,298,963)
Outstanding at ending	4,806,387	8,247,340
Exercisable	4,515,739
Weighted Average Exercise Price
Outstanding at beginning (in dollars per share)	$ 0.44
Retroactive application of reverse recapitalization (in dollars per share)	0
Granted (in dollars per share)	0.36
Forfeited (in dollars per share)	0.44
Exercised (in dollars per share)	0.45
Outstanding at ending (in dollars per share)	0.63	$ 0.44
Exercisable (in dollars per share)	$ 0.64
Weighted Average Remaining Contractual Term (in years)
Outstanding (in years)	6 years 6 months 25 days	6 years 8 months 19 days
Granted (in years)	9 years 25 days
Exercisable (in years)	6 years 5 months 23 days
Aggregate Intrinsic Value (in thousands)
Exercised	$ 9,450
Aggregate Intrinsic Value	14,438
Exercisable	$ 13,504
Cumulative Effect Adjusted [Member]
Shares Underlying Options
Outstanding at beginning	6,279,900
Outstanding at ending		6,279,900
Weighted Average Exercise Price
Outstanding at beginning (in dollars per share)	$ 0.58
Outstanding at ending (in dollars per share)		$ 0.58
Weighted Average Remaining Contractual Term (in years)
Outstanding (in years)	6 years 7 months 20 days